Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024	May 31, 2023
Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Purchase of business, cash acquired	$ 0	$ 0	$ 5,065